Common Stock Warrants (Detail) (USD $)				12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Oct. 14, 2010	Dec. 31, 2011 Minimum	Dec. 31, 2010 Minimum	Dec. 31, 2011 Maximum	Dec. 31, 2010 Maximum
Class of Warrant or Right [Line Items]
Warrants to purchase common stock issued and outstanding	82,715	87,420	39,773
Warrants to purchase common, exercise prices				$ 1.70	$ 1.70	$ 11.00	$ 11.00
Warrants, exercisable period from issuance date				7 years	7 years	10 years	10 years
Warrants to purchase Company's common stock, granted during period		39,773